Compensation and Benefit Plans (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FG Group Holdings Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, description	Pursuant to the provisions of the Plan, employees may defer up to 100% of their compensation. The Company will match 50% of the amount deferred up to 6% of their compensation.
Defined benefit plan contributions by employer	$ 0.2	$ 0.2
Strong Global Entertainment Inc [Member] | FG Group Holdings [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, description	Pursuant to the provisions of the 401(k) Plan, employees may defer up to 100% of their compensation subject to the IRS annual limits. FG Group Holdings matches 50% of the amount deferred up to 6% of their compensation.
Defined benefit plan contributions by employer	$ 0.2	$ 0.2